Property, plant and equipment - Schedule Of Plant Property Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		$ 1,606,339
Ending Balance		1,927,759		$ 1,606,339
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		10,494
Ending Balance		12,342		10,494
Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		27,935
Ending Balance		28,285		27,935
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		445,217
Disposals		(2,051)		(1,654)		$ (882)
Ending Balance		418,052		445,217
Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		926,787
Ending Balance		1,301,110		926,787
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		153,948
Ending Balance		123,015		153,948
Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		41,958
Ending Balance		44,955		41,958
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,371,281		1,765,810
Additions		734,314		540,020
Disposals		(3,418)		(3,292)
Impairment of long -lived assets	[1]	(28,375)
Disposals related to the transfer of conventional assets	[2]	(314,383)
Incorporation for the acquisition of AFBN assets				68,743
Ending Balance		2,759,419		2,371,281		1,765,810
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		10,794		2,709
Additions				8,550
Transfers		3,474
Disposals				(465)
Disposals related to the transfer of conventional assets	[2]	(1,694)
Ending Balance		12,574		10,794		2,709
Cost [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		43,522		23,070
Additions		1		285
Transfers		7,551		20,171
Disposals		(13)		(4)
Disposals related to the transfer of conventional assets	[2]	(7,537)
Ending Balance		43,524		43,522		23,070
Cost [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		513,164		446,291
Disposals		(2,475)	[3]	(1,870)	[4]
Impairment of long -lived assets	[1]	(11,982)
Incorporation for the acquisition of AFBN assets	[5]			68,743
Ending Balance		498,707		513,164		446,291
Cost [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,607,895		1,174,699
Transfers		738,092		433,909
Disposals	[6]	(930)		(713)
Impairment of long -lived assets	[1]	(16,393)
Disposals related to the transfer of conventional assets	[2]	(292,020)
Ending Balance		2,036,644		1,607,895		1,174,699
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		153,948		91,245
Additions		636,189		433,942
Transfers		(666,739)		(371,239)
Disposals related to the transfer of conventional assets	[2]	(383)
Ending Balance		123,015		153,948		91,245
Cost [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		41,958		27,796
Additions		98,124		97,243
Transfers		(82,378)		(82,841)
Disposals				(240)
Disposals related to the transfer of conventional assets	[2]	(12,749)
Ending Balance		44,955		41,958		27,796
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(764,942)		(541,828)
Depreciation		(264,796)		(223,344)
Disposals		434		230
Impairment of long -lived assets	[1]	3,790
Disposals related to the transfer of conventional assets	[2]	193,854
Ending Balance		(831,660)		(764,942)		(541,828)
Accumulated depreciation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(300)		(294)
Depreciation		(3)		(17)
Disposals				11
Disposals related to the transfer of conventional assets	[2]	71
Ending Balance		(232)		(300)		(294)
Accumulated depreciation and impairment [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(15,587)		(10,834)
Depreciation		(4,921)		(4,756)
Disposals		10		3
Disposals related to the transfer of conventional assets	[2]	5,259
Ending Balance		(15,239)		(15,587)		(10,834)
Accumulated depreciation and impairment [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(67,947)		(53,623)
Depreciation		(13,634)		(14,540)
Disposals		424	[3]	216	[4]
Impairment of long -lived assets	[1]	502
Ending Balance		(80,655)		(67,947)		(53,623)
Accumulated depreciation and impairment [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(681,108)		(477,077)
Depreciation		(246,238)		(204,031)
Impairment of long -lived assets	[1]	3,288
Disposals related to the transfer of conventional assets	[2]	188,524
Ending Balance		$ (735,534)		$ (681,108)		$ (477,077)

[1]	See Note 3.2.2.
[2]	See Note 1.2.1.
[3]	Related to the farmout agreement I and II mentioned in Note 29.2.1.1 and 29.2.1.2.
[4]	Related to the farmout agreement I, mentioned in Note 29.2.1.1.
[5]	See Note 29.2.5
[6]	Related to the re-estimation of well plugging and abandonment (Note 22.1). This transaction did not generate cash flows.